Standards and interpretations issued but not effective	12 Months Ended
Mar. 31, 2024
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Standards and interpretations issued but not effective

3. Standards and interpretations issued but not effective

The new standards, interpretations and amendments to Standards that are issued to the extent relevant to the Group, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these Standards, if applicable, when they become effective.

Amendments to IAS 1, “Presentation of Financial Statements” regarding classification of liabilities as current or non-current

In January 2020 and October 2022, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current.

The amendments clarify;

●	what is meant by a right to defer settlement;

●	that a right to defer must exist at the end of the reporting period;

●	that classification is unaffected by the likelihood that an entity will exercise its deferral right

●	that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification; and

●	Disclosures

The amendment also clarified that if an entity’s right to defer settlement of a liability is subject to the entity complying with the required covenants only at a date subsequent to the reporting period (“future covenants”), the entity has a right to defer settlement of the liability even if it does not comply with those covenants at the end of the reporting period. The amendments are effective for annual reporting periods beginning on or after 1 January 2024 and must be applied retrospectively. The Group is currently assessing the impact the amendments will have on current practice and whether existing loan agreements may require renegotiation.

Amendments to IFRS 16, “Leases” regarding Lease Liability in a Sale and Leaseback

Lease Liability in a Sale and Leaseback -Amendments to IFRS 16 In September 2022, the IASB issued Amendments to IFRS 16, “Leases”, adding requirements on explaining the subsequent measurement of sale and leaseback transaction. These amendments will not change the accounting for leases other than those arising in a sale and leaseback transaction. These amendments are effective for annual reporting periods beginning on or after January 1, 2024. Earlier application is permitted.

The amendments are not expected to have a material impact on the Group’s consolidated financial statements.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

IFRS 18, “Presentation and Disclosure in Financial Statements”

In April 2024, the IASB issued IFRS 18, “Presentation and Disclosure in Financial statements”, a comprehensive new accounting standard which replaces existing IAS 1, “Presentation of Financial Statements”, carrying forward many of the requirements in IAS 1 unchanged and complementing them with new requirements. New requirements of IFRS 18 include mandates to:

- present specified categories and defined subtotals in the statement of profit or loss and other comprehensive loss;

- provide disclosures on management-defined performance measures (MPMs) in the notes to the consolidated financial statements; and

- improve aggregation and disaggregation of information in the consolidated financial statements.

This standard is effective for annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted, but will need to be disclosed. The Company is currently assessing the impact of adopting IFRS 18 on the consolidated financial statements.

Amendments to IFRS 9 and IFRS 7 for Classification and Measurement of financial instruments

On May 30, 2024, the IASB issued amendments to IFRS 9, “Financial Instruments”, and IFRS 7, “Financial Instruments: Disclosures”, relating to the classification and measurement of financial instruments, which:

● clarify a financial liability is derecognized on the ‘settlement date’ - i.e., when the related obligation is discharged or cancelled or expires or the liability otherwise qualifies for de recognition. They also introduce an accounting policy option to derecognize financial liabilities that are settled through an electronic payment system before the settlement date, if certain conditions are met;

● clarify how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance (“ESG”) linked features and other similar contingent features;

● clarify the treatment of non-recourse assets and contractually linked instruments; and

● require additional disclosures in IFRS 7 for financial assets and liabilities with contractual terms that reference a contingent event (including those that are ESG-linked), and equity instruments classified at fair value through other comprehensive income (FVTOCI).

The amendments are effective for annual periods starting on or after January 1, 2026. Early adoption is permitted, with an option to early adopt the amendments for contingent features only. The Company is currently assessing the impact of adopting IFRS 9 and IFRS 7 on these consolidated financial statements.

Amendments to IAS 7 “Statement of Cash Flows and IFRS 7 Financial Instruments” - Disclosures - Supplier Finance Arrangements

In May 2023 the IASB issued Supplier Finance Arrangements (‘the 2023 Amendments’), which amended IAS 7 to require an entity to provide additional disclosures about its supplier finance arrangements. The disclosure requirements in the amendments enhance the current requirements and are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk. The amendments will be effective for annual reporting periods beginning on or after 1 January 2024, with early application permitted. The amendments are not expected to have a material impact on the Group’s consolidated financial statements.

Amendment to IAS 21 “The Effects of Changes in Foreign Exchange Rates”

On August 15, 2023, IASB has issued amendments to IAS 21, “Lack of Exchangeability” that will require companies to provide more useful information in their financial statements when a currency cannot be exchanged into another currency. These amendments specify when a currency is exchangeable into another currency and when it is not and specify how an entity determines the exchange rate to apply when a currency is not exchangeable. The effective date for adoption of this amendment is annual periods beginning on or after January 1, 2025, although early adoption is permitted. The Group is currently evaluating the impact of amendments to IAS 21 on these consolidated financial statements.